Organization and Principal Activities (Details) - Schedule of financial statements is reconciled - Class A Ordinary Shares [Member] - shares	Dec. 31, 2022	Dec. 31, 2021
Organization and Principal Activities (Details) - Schedule of financial statements is reconciled [Line Items]
Number of Class A Ordinary Shares legally issued and outstanding	19,181,355	18,103,355
Class A Ordinary Shares committed to be issued to HF Capital	1,350,068	1,350,068
Number of Class A Ordinary Shares outstanding and issued presented on the financial statements	20,531,423	19,453,423